                                                    File Pursuant To Rule 497(E)
                                                           Registration No.

                           THE ARMADA ADVANTAGE FUND

                         SUPPLEMENT DATED JUNE 13, 2000
                      TO THE PROSPECTUS DATED MAY 1, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

     - The section entitled, "Fees and Expenses," page 14, is amended to show that the Adviser is waiving a portion of their fees for the Armada International Equity Fund and the Armada Mid Cap Growth Fund for the purpose of lowering total operating expenses:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

This table describes the highest fees and expenses that you may pay indirectly if you hold shares of one of the Funds.

                                                         ARMADA ADVANTAGE          ARMADA ADVANTAGE
                                                     INTERNATIONAL EQUITY FUND    MID CAP GROWTH FUND
                                                     -------------------------    -------------------
Investment Advisory Fees...........................             1.15%                     1.00%
Other Expenses.....................................             0.86%                     0.59%
                                                              ------                    ------
          Total Annual Fund Operating Expenses.....             2.01%(4)                  1.59%(4)

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(4) Effective June 21, 2000, the Adviser plans to waive a portion of its fees.
    The Adviser may discontinue all or part of their waivers' at any time. With these fee waivers, the actual total operating expenses for the Armada Advantage International Equity Fund and the Armada Advantage Mid Cap Growth Fund are 1.44% and 1.09%, respectively.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ARM-F-010-01000